Commitments and Contingencies	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 5 - Commitments and Contingencies

A.	Liens

The Company had recorded floating charges on all of its tangible assets in favor of banks. Upon the closing of the IPO, the Company repaid its liabilities to banks and released all the collaterals it provided to banks.

The Company’s long term restricted deposit in the amount of $33,588 has been pledged as security in respect of certain guarantees granted to the Company’s lenders as part of the office rent agreement. Such deposit cannot be pledged to others or withdrawn without the consent of the applicable lender.

B.	Guarantees

Certain shareholders of the Company provided a guarantee to the Company’s lenders in the amount of $1.6 million, with no specific date of expiration. During February and May 2022, the Company repaid its liabilities to those lenders in the amount of $1.4 million and the personal guarantees securing certain of those loans were released.